Guarantor Financial Information Guarantor Financial Information (Investment in Affiliates) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in affiliates	$ 99.2	$ (18.4)	$ (59.0)
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in affiliates	$ 97.2	$ (19.1)	$ (58.1)